Tax - Disclosure of movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	£ 7,630	£ 7,419
Liabilities, beginning balance	(1,327)	(1,481)
Deferred tax liability (asset) before offsetting, beginning balance	6,303	5,938
Income statement	(152)	(93)	£ (56)
Other comprehensive income and reserves	(1,042)	462
Other movements	(130)	(4)
Assets, ending balance	6,149	7,630	7,419
Liabilities, ending balance	(1,170)	(1,327)	(1,481)
Deferred tax liability (asset) before offsetting, ending balance	4,979	6,303	5,938
Share-based payments and deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	534	449
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	534	449
Income statement	46	(34)
Other comprehensive income and reserves	168	110
Other movements	(17)	9
Assets, ending balance	731	534	449
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	731	534	449
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	43	38
Liabilities, beginning balance	(897)	(1,014)
Deferred tax liability (asset) before offsetting, beginning balance	(854)	(976)
Income statement	8	4
Other comprehensive income and reserves	(11)	118
Other movements	(5)	0
Assets, ending balance	52	43	38
Liabilities, ending balance	(914)	(897)	(1,014)
Deferred tax liability (asset) before offsetting, ending balance	(862)	(854)	(976)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,223	1,477
Liabilities, beginning balance	(13)	0
Deferred tax liability (asset) before offsetting, beginning balance	1,210	1,477
Income statement	0	0
Other comprehensive income and reserves	(874)	(269)
Other movements	0	2
Assets, ending balance	336	1,223	1,477
Liabilities, ending balance	0	(13)	0
Deferred tax liability (asset) before offsetting, ending balance	336	1,210	1,477
Fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	765	571
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	765	571
Income statement	0	0
Other comprehensive income and reserves	(297)	194
Other movements	0	0
Assets, ending balance	468	765	571
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	468	765	571
Fixed asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,435	1,277
Liabilities, beginning balance	(117)	(124)
Deferred tax liability (asset) before offsetting, beginning balance	1,318	1,153
Income statement	104	159
Other comprehensive income and reserves	0	0
Other movements	(13)	6
Assets, ending balance	1,507	1,435	1,277
Liabilities, ending balance	(98)	(117)	(124)
Deferred tax liability (asset) before offsetting, ending balance	1,409	1,318	1,153
Loan impairment allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	499	628
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	499	628
Income statement	(181)	(110)
Other comprehensive income and reserves	0	0
Other movements	(32)	(19)
Assets, ending balance	286	499	628
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	286	499	628
Own credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	394	85
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	394	85
Income statement	0	1
Other comprehensive income and reserves	(28)	308
Other movements	0	0
Assets, ending balance	366	394	85
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	366	394	85
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,203	1,146
Liabilities, beginning balance	(300)	(343)
Deferred tax liability (asset) before offsetting, beginning balance	903	803
Income statement	287	101
Other comprehensive income and reserves	0	1
Other movements	(42)	(2)
Assets, ending balance	1,306	1,203	1,146
Liabilities, ending balance	(158)	(300)	(343)
Deferred tax liability (asset) before offsetting, ending balance	1,148	903	803
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,534	1,748
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	1,534	1,748
Income statement	(416)	(214)
Other comprehensive income and reserves	0	0
Other movements	(21)	0
Assets, ending balance	1,097	1,534	1,748
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	£ 1,097	£ 1,534	£ 1,748